Derivative instruments - Impact of Derivative Instruments on the Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Asset derivatives fair value
Total derivatives fair value	$ 9,061	$ 8,754
Effect of master netting agreements	(5,819)	(5,939)
Fair value after effect of master netting agreements	3,242	2,815
Liability derivatives fair value
Total derivatives fair value	9,206	8,538
Effect of master netting agreements	(5,415)	(6,170)
Fair value after effect of master netting agreements	3,791	2,368
Derivative asset, collateral, obligation to return cash, offset	1,022	809
Derivative liability, collateral, right to reclaim cash, offset	618	1,040
Interest rate contracts
Asset derivatives fair value
Effect of master netting agreements	(1,792)	(2,202)
Liability derivatives fair value
Effect of master netting agreements	(1,986)	(2,508)
Foreign exchange contracts
Asset derivatives fair value
Effect of master netting agreements	(4,021)	(3,724)
Liability derivatives fair value
Effect of master netting agreements	(3,428)	(3,626)
Equity contracts
Asset derivatives fair value
Effect of master netting agreements	(6)	(13)
Liability derivatives fair value
Effect of master netting agreements	(1)	(36)
Designated as hedging
Asset derivatives fair value
Total derivatives fair value	21	289
Liability derivatives fair value
Total derivatives fair value	607	88
Designated as hedging | Interest rate contracts
Notional value
Notional amount of hedge	28,365	35,890
Asset derivatives fair value
Total derivatives fair value	0	23
Liability derivatives fair value
Total derivatives fair value	350	74
Designated as hedging | Foreign exchange contracts
Notional value
Notional amount of hedge	8,390	6,330
Asset derivatives fair value
Total derivatives fair value	21	266
Liability derivatives fair value
Total derivatives fair value	257	14
Not designated as hedging
Asset derivatives fair value
Total derivatives fair value	9,040	8,465
Liability derivatives fair value
Total derivatives fair value	8,599	8,450
Not designated as hedging | Interest rate contracts
Notional value
Notional amount of hedge	306,790	248,534
Asset derivatives fair value
Total derivatives fair value	3,690	3,590
Liability derivatives fair value
Total derivatives fair value	3,250	3,116
Not designated as hedging | Foreign exchange contracts
Notional value
Notional amount of hedge	848,961	831,730
Asset derivatives fair value
Total derivatives fair value	5,331	4,807
Liability derivatives fair value
Total derivatives fair value	5,340	5,215
Not designated as hedging | Equity contracts
Notional value
Notional amount of hedge	3,189	927
Asset derivatives fair value
Total derivatives fair value	19	68
Liability derivatives fair value
Total derivatives fair value	5	118
Not designated as hedging | Credit contracts
Notional value
Notional amount of hedge	165	150
Asset derivatives fair value
Total derivatives fair value	0	0
Liability derivatives fair value
Total derivatives fair value	$ 4	$ 1